Note 12 - Stock Compensation Plans (Details) - Components of the ESOP Shares (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of the ESOP Shares [Abstract]
Allocated shares	62,395	55,181
Unreleased shares	48,695	55,909
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands) (in Dollars)	$ 950	$ 906